Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 70% - Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Asset Manager 70% - Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,840
Fidelity Advisor Asset Manager 70% - Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Asset Manager 70% - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Asset Manager 70% - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750